Deferred Tax Assets	12 Months Ended
Mar. 31, 2026
Deferred Tax Assets [Abstract]
DEFERRED TAX ASSETS

14. DEFERRED TAX ASSETS

The movements of deferred tax assets are as follows:

	Credit loss in relation to accounts receivable	Deferred taxable income	Unused tax loss	Total
	US$’000	US$’000	US$’000	US$’000
As of March 31, 2024	36	392	-	428
Credit (charge) for the year	2	(391)	148	(241)
Exchange realignment	-	(1)	2	1
As of March 31, 2025	38	-	150	188
Valuation allowance	(38)	-	(148)	(186)
Exchange realignment	-	-	(2)	(2)
As of March 31, 2026	-	-	-	-